Accounts receivable, net (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 14, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Provision of expected credit losses		$ 807	$ 1,850,064	$ 69,474
Subsequent Event [Member]
Subsequent Event [Line Items]
Payments received on accounts receivable	$ 4,183,536
Accounts receivable outstanding	$ 20,358,225